Other current assets - Summary of Other Current Assets (Detail) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019
Text Block [Abstract]
Prepayments	€ 540,701	€ 47,536
Other assets	1,212,626	0
Total	€ 1,753,327	€ 47,536